Standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
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Standards issued but not yet effective

28. Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

Other standards

The following standards and interpretations, applicable for annual periods beginning on or after January 1, 2017, are not expected to have any impact on the results of the Group or the presentation of the financial statements:

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IFRS 10 Consolidated Financial Statements – Amendments regarding the sale or contribution of assets between an investor and its associate or joint venture and amendments regarding the application of the consolidation exception.

•	IFRS 11 Joint Arrangements – Amendments regarding the accounting for acquisitions of an interest in a joint operation.

•	IFRS 12 Disclosure of Interests in Other Entities – Amendments regarding the application of the consolidation exception.

•	IFRS 14 Regulatory Deferral Accounts.

•	IAS 1 Presentation of Financial Statements – Amendments resulting from the disclosure initiative.

•	IAS 7 Statement of Cash Flows – Amendments resulting from the disclosure initiative.

•	IAS 12 Income Taxes – Amendments to recognition of deferred tax assets for unrealized losses.

•	IAS 16 Property, Plant and Equipment – Amendments regarding the clarification of acceptable methods of depreciation and amortization and amendments bringing bearer plants into the scope of IAS 16.

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IAS 27 Separate Financial Statements (as amended in 2011) – Amendments reinstating the equity method as an accounting option for investments in subsidiaries, joint ventures and associates in an entity’s separate financial statements.

•	IAS 28 Investments in Associates and Joint Ventures – Amendments regarding the application of the consolidation exception.

•	IAS 38 Intangible Assets – Amendments regarding the clarification of acceptable methods of depreciation and amortization.

•	IAS 41 Agriculture – Amendments bringing bearer plants into the scope of IAS 16.

•	Amendments resulting from September 2014 Annual Improvements to IFRSs:

•	IFRS 2 Classification and Measurement of Share-based Payment Transactions.

•	IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

•	IFRS 7 Financial Instruments: Disclosures.

•	IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration.

•	IAS 19 Employee Benefits.

•	IAS 34 Interim Financial Reporting.